UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aldebaran Investments LLC
Address: 500 Park Avenue
         5th Floor
         New York, New York  10022

13F File Number:  28-12918

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Adam L. Scheer
Title:     Manager and Member
Phone:     212.994.7958

Signature, Place, and Date of Signing:

     /s/ Adam L. Scheer     New York, NY/USA     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $411,525 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
2020 CHINACAP ACQUIRCO INC     COM              90212G109     5328   696472 SH       SOLE                   696472        0        0
ALYST ACQUISTION CORP          COM              02263A105     4678   609055 SH       SOLE                   609055        0        0
ASIA SPECIAL SIT ACQST CORP    SHS              G0538M105     8282   881011 SH       SOLE                   881011        0        0
ATLAS ACQUISITION HLDGS CORP   UNIT 99/99/9999  049162209     9004   955861 SH       SOLE                   955861        0        0
ATLAS ACQUISITION HLDGS CORP   *W EXP 01/23/201 049162118      247  2471534 SH       SOLE                  2471534        0        0
BPW ACQUISITION CORP           COM              055637102     8400   886115 SH       SOLE                   886115        0        0
BPW ACQUISITION CORP           *W EXP 02/26/201 055637110      350  2190466 SH       SOLE                  2190466        0        0
CAPITOL ACQUISITION CORP DEL   COM              14055E104    19264  2032097 SH       SOLE                  2032097        0        0
CAPITOL ACQUISITION CORP DEL   *W EXP 11/08/201 14055E112      473  4299999 SH       SOLE                  4299999        0        0
CHINA HLDGS ACQUISITION CORP   COM              16942N106     9417  1009298 SH       SOLE                  1009298        0        0
ENTERPRISE ACQUISITION CORP    COM              29365R108    10276  1070386 SH       SOLE                  1070386        0        0
GHL ACQUISITION CORP           UNIT 99/99/9999  36172H207     8203   875503 SH       SOLE                   875503        0        0
GHL ACQUISITION CORP           *W EXP 02/14/201 36172H116      443  2459250 SH       SOLE                  2459250        0        0
GLOBAL BRANDS ACQUISITION CO   COM              378982102    20851  2190268 SH       SOLE                  2190268        0        0
GLOBAL CONSUMER ACQST CORP     COM              378983100    22814  2478372 SH       SOLE                  2478372        0        0
GLOBAL CONSUMER ACQST CORP     *W EXP 11/27/201 378983118      562  2359350 SH       SOLE                  2359350        0        0
GOLDEN POND HEALTHCARE INC     COM              38116J109    10090  1331173 SH       SOLE                  1331173        0        0
GSC ACQUISITION COMPANY        COM              40053G106     8448   875464 SH       SOLE                   875464        0        0
GSC ACQUISITION COMPANY        *W EXP 06/25/201 40053G114        6  2533150 SH       SOLE                  2533150        0        0
HICKS ACQUISITION CO I INC     COM              429086309    39201  4157016 SH       SOLE                  4157016        0        0
HIGHLANDS ACQUISITION CORP     COM              430880104    10147  1063668 SH       SOLE                  1063668        0        0
INTER ATLANTIC FINANCIAL INC   COM              45890H100     4978   649077 SH       SOLE                   649077        0        0
KBL HEALTHCARE ACQUIS CORP I   COM              48241N107     9998  1301859 SH       SOLE                  1301859        0        0
LIBERTY ACQUISITION HLDGS CO   *W EXP 12/12/201 53015Y115      944  2678910 SH       SOLE                  2678910        0        0
NAVIOS MARITIME ACQUIS CORP    SHS              Y62159101    10756  1181952 SH       SOLE                  1181952        0        0
NRDC ACQUISITION CORP          COM              62941R102    31282  3275559 SH       SOLE                  3275559        0        0
PROSPECT ACQUISITION CORP      COM              74347T103    18449  1937966 SH       SOLE                  1937966        0        0
SAPPHIRE INDUSTRIALS CORP      COM              80306T109    19809  2078611 SH       SOLE                  2078611        0        0
SAPPHIRE INDUSTRIALS CORP      *W EXP 01/17/201 80306T117     1054  6585516 SH       SOLE                  6585516        0        0
SEANERGY MARITIME HLDGS CORP   *W EXP 09/24/201 Y73760111      247  3085257 SH       SOLE                  3085257        0        0
SECURE AMER ACQUISITION CORP   COM              81372L103     5647   742075 SH       SOLE                   742075        0        0
SP ACQUISITION HOLDINGS INC    COM              78470A104    31282  3289359 SH       SOLE                  3289359        0        0
STONELEIGH PARTNERS ACQUS CO   COM              861923100     9069  1146485 SH       SOLE                  1146485        0        0
STONELEIGH PARTNERS ACQUS CO   *W EXP 05/31/201 861923126       70  3504998 SH       SOLE                  3504998        0        0
TM ENTMT & MEDIA INC           COM              87260T108     5673   743568 SH       SOLE                   743568        0        0
TREMISIS ENERGY ACQ CORP II    COM              89472N101     5933   778594 SH       SOLE                   778594        0        0
TRIAN ACQUISITION I CORP       COM              89582E108    21966  2346779 SH       SOLE                  2346779        0        0
TRIAN ACQUISITION I CORP       *W EXP 01/23/201 89582E116      392  2616063 SH       SOLE                  2616063        0        0
TRIPLECROWN ACQUISITION CORP   COM              89677G109     3800   405550 SH       SOLE                   405550        0        0
UNITED REFINING ENERGY CORP    COM              911360105    33287  3472531 SH       SOLE                  3472531        0        0
UNITED REFINING ENERGY CORP    *W EXP 12/11/201 911360113      405  5063782 SH       SOLE                  5063782        0        0